Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 8,414	$ 4,561
Unrealized gains/losses on securities:
Unrealized holding gain (loss) arising during the period	11,131	(8,763)
Reclassification adjustment for gains included in net income	(259)	(88)
Net unrealized gains (losses)	10,872	(8,851)
Tax effect	(4,163)	3,389
Total other comprehensive income (loss)	6,709	(5,462)
Comprehensive income (loss)	$ 15,123	$ (901)